Small Cap Opportunities Trust Expense Example - Small Cap Opportunities Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,374
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	$ 1,083